Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (1.8%)
	Cable One Inc.	6,077	10,769
	New York Times Co. Class A	205,193	9,747
*	Ziff Davis Inc.	59,152	6,736
*	Iridium Communications Inc.	161,874	6,224
	TEGNA Inc.	271,145	5,355
*	TripAdvisor Inc.	120,858	3,125
*	Yelp Inc. Class A	84,900	2,910
	John Wiley & Sons Inc. Class A	53,532	2,783
	World Wrestling Entertainment Inc. Class A	55,417	2,735
	Telephone & Data Systems Inc.	121,613	2,150
			52,534
Consumer Discretionary (15.2%)
	Williams-Sonoma Inc.	92,204	17,965
*	GameStop Corp. Class A	76,333	14,977
*	Five Below Inc.	68,696	13,975
*	Deckers Outdoor Corp.	33,933	13,756
	Service Corp. International	205,563	13,600
*	Crocs Inc.	76,514	12,550
	Lear Corp.	73,293	12,298
*	RH	20,903	12,190
*	Capri Holdings Ltd.	186,662	11,054
*	TopBuild Corp.	40,427	10,907
	Lithia Motors Inc. Class A	37,102	10,809
	Tempur Sealy International Inc.	241,274	10,336
	Gentex Corp.	293,428	10,103
*	YETI Holdings Inc.	107,364	9,895
	Kohl's Corp.	191,770	9,824
	Churchill Downs Inc.	42,570	9,545
	Dick's Sporting Goods Inc.	80,466	9,460
	Wyndham Hotels & Resorts Inc.	114,812	9,125
*	Mattel Inc.	428,365	9,086
*	Fox Factory Holding Corp.	51,670	9,082
	Toll Brothers Inc.	142,331	9,034
	Brunswick Corp.	95,145	8,935
	Marriott Vacations Worldwide Corp.	52,396	7,998
	Polaris Inc.	69,913	7,816
*	Scientific Games Corp.	118,329	7,564
*	Skechers U.S.A. Inc. Class A	165,571	7,437
	Thor Industries Inc.	67,938	7,182
*	Helen of Troy Ltd.	29,563	7,110
	Texas Roadhouse Inc. Class A	85,695	7,108

		Shares	Market Value ($000)
*	Goodyear Tire & Rubber Co.	344,789	6,934
	Harley-Davidson Inc.	188,780	6,915
*	AutoNation Inc.	53,576	6,635
*	Boyd Gaming Corp.	100,520	5,891
	Wingstop Inc.	36,483	5,859
	Choice Hotels International Inc.	40,288	5,783
	Carter's Inc.	53,988	5,454
	Travel + Leisure Co.	105,857	5,210
	H&R Block Inc.	218,294	5,169
	Murphy USA Inc.	29,150	5,053
	Foot Locker Inc.	110,595	5,048
*	Victoria's Secret & Co.	92,054	4,997
*	Adient plc	115,523	4,904
	Papa John's International Inc.	39,891	4,863
	American Eagle Outfitters Inc.	187,073	4,843
*	Taylor Morrison Home Corp. Class A	153,800	4,777
*	Ollie's Bargain Outlet Holdings Inc.	74,449	4,608
	Wendy's Co.	218,785	4,503
	KB Home	110,410	4,415
	Columbia Sportswear Co.	42,928	4,187
*	Grand Canyon Education Inc.	55,453	4,019
*	Callaway Golf Co.	143,819	3,877
	Dana Inc.	178,293	3,833
*	Visteon Corp.	34,354	3,639
	Cracker Barrel Old Country Store Inc.	29,129	3,554
*	Tri Pointe Homes Inc.	139,366	3,480
*	Six Flags Entertainment Corp.	94,880	3,470
*	Nordstrom Inc.	136,561	2,891
	Graham Holdings Co. Class B	4,946	2,802
*	Urban Outfitters Inc.	81,052	2,567
	Jack in the Box Inc.	26,659	2,202
			443,103
Consumer Staples (3.4%)
*	Darling Ingredients Inc.	198,900	13,430
*	BJ's Wholesale Club Holdings Inc.	168,381	11,138
	Casey's General Stores Inc.	45,455	8,831
	Ingredion Inc.	82,212	7,656
*	Performance Food Group Co.	188,597	7,602
*	Post Holdings Inc.	71,902	6,946
	Flowers Foods Inc.	244,323	6,308
*	Boston Beer Co. Inc. Class A	11,512	5,194
	Sanderson Farms Inc.	26,040	4,890
*	Hain Celestial Group Inc.	115,473	4,553
*	Coty Inc. Class A	410,740	3,997
*	Sprouts Farmers Market Inc.	140,175	3,709
	Lancaster Colony Corp.	24,335	3,558
*	Grocery Outlet Holding Corp.	107,154	3,103
	Energizer Holdings Inc.	77,352	2,877
	Nu Skin Enterprises Inc. Class A	61,682	2,707
*	Pilgrim's Pride Corp.	60,006	1,685
	Tootsie Roll Industries Inc.	21,431	674
			98,858
Energy (2.1%)
	Targa Resources Corp.	280,594	14,487
*	EQT Corp.	371,109	7,211
	HollyFrontier Corp.	183,381	5,927
*	NOV Inc.	479,235	5,712

		Shares	Market Value ($000)
	DT Midstream Inc.	118,787	5,449
*	ChampionX Corp.	247,784	5,057
	Equitrans Midstream Corp.	499,177	4,802
	Murphy Oil Corp.	178,157	4,735
	Antero Midstream Corp.	398,608	3,871
*	CNX Resources Corp.	267,538	3,649
			60,900
Financials (14.9%)
	Signature Bank	74,422	22,498
	FactSet Research Systems Inc.	46,368	21,727
	East West Bancorp Inc.	174,088	13,405
*	Alleghany Corp.	17,033	11,018
	First Horizon Corp.	673,759	10,868
	American Financial Group Inc.	81,160	10,844
	First American Financial Corp.	134,947	10,010
	Stifel Financial Corp.	128,661	9,136
	Jefferies Financial Group Inc.	242,680	9,120
	Commerce Bancshares Inc.	130,430	9,104
	Janus Henderson Group plc	211,601	9,042
	Pinnacle Financial Partners Inc.	93,422	8,913
	RenaissanceRe Holdings Ltd.	57,813	8,910
	Cullen/Frost Bankers Inc.	69,513	8,751
	Affiliated Managers Group Inc.	50,562	8,602
	Old Republic International Corp.	348,900	8,360
	Synovus Financial Corp.	179,796	8,143
	Prosperity Bancshares Inc.	114,026	8,128
	Reinsurance Group of America Inc.	83,484	7,923
	Interactive Brokers Group Inc. Class A	107,199	7,913
	First Financial Bankshares Inc.	157,229	7,849
	SEI Investments Co.	131,608	7,848
	Glacier Bancorp Inc.	132,957	7,220
	Primerica Inc.	48,430	7,126
	Cadence Bank	240,494	7,027
	New York Community Bancorp Inc.	570,793	6,838
	Evercore Inc. Class A	48,669	6,750
	Valley National Bancorp	498,890	6,705
	Bank OZK	149,470	6,683
	SLM Corp.	375,247	6,672
	PacWest Bancorp	143,830	6,435
	Wintrust Financial Corp.	69,985	6,126
	Webster Financial Corp.	111,157	5,990
	CIT Group Inc.	121,606	5,966
	MGIC Investment Corp.	416,384	5,871
	Sterling Bancorp	236,431	5,866
	Unum Group	250,749	5,792
	Essent Group Ltd.	137,272	5,708
	United Bankshares Inc.	158,492	5,663
	Selective Insurance Group Inc.	73,707	5,568
	Kinsale Capital Group Inc.	26,309	5,472
	Hanover Insurance Group Inc.	43,778	5,330
	UMB Financial Corp.	52,824	5,313
	Umpqua Holdings Corp.	270,199	5,150
	Hancock Whitney Corp.	106,632	5,095
	RLI Corp.	48,868	5,023
*	Brighthouse Financial Inc.	102,063	4,961
	FNB Corp.	391,726	4,568
	Home BancShares Inc.	185,327	4,435
	Associated Banc-Corp	187,465	4,105

		Shares	Market Value ($000)
	Navient Corp.	206,062	4,066
	Kemper Corp.	73,334	4,057
	Federated Hermes Inc. Class B	119,766	4,037
	Cathay General Bancorp	95,946	4,021
	Bank of Hawaii Corp.	49,686	3,964
*,1	PROG Holdings Inc.	81,644	3,684
	CNO Financial Group Inc.	156,842	3,554
*	Texas Capital Bancshares Inc.	62,126	3,499
	FirstCash Inc.	49,662	3,170
	Fulton Financial Corp.	199,726	3,154
	International Bancshares Corp.	65,496	2,751
	Washington Federal Inc.	83,517	2,713
	Mercury General Corp.	32,728	1,670
			435,910
Health Care (9.7%)
*	Molina Healthcare Inc.	71,676	20,441
*	Repligen Corp.	62,757	17,980
*	Masimo Corp.	62,172	17,291
	Hill-Rom Holdings Inc.	80,731	12,554
*	Syneos Health Inc.	127,063	12,345
*	United Therapeutics Corp.	55,124	10,446
*	Penumbra Inc.	42,222	10,372
*	Tandem Diabetes Care Inc.	77,388	9,946
*	Neurocrine Biosciences Inc.	116,083	9,664
*	Tenet Healthcare Corp.	131,395	9,575
*	Jazz Pharmaceuticals plc	75,082	9,000
	Chemed Corp.	19,306	8,987
*	Arrowhead Pharmaceuticals Inc.	127,948	8,963
*	Envista Holdings Corp.	197,896	7,678
*	Medpace Holdings Inc.	35,159	7,292
	Encompass Health Corp.	122,128	7,037
*	Quidel Corp.	46,474	6,858
*	Exelixis Inc.	386,664	6,492
*	Acadia Healthcare Co. Inc.	110,246	6,192
	Perrigo Co. plc	164,084	6,024
*	Globus Medical Inc. Class A	96,079	6,016
*	Halozyme Therapeutics Inc.	174,623	5,742
*	Integra LifeSciences Holdings Corp.	89,216	5,705
*	HealthEquity Inc.	102,320	5,595
*	Amedisys Inc.	40,041	5,592
*	STAAR Surgical Co.	58,155	5,536
*	ICU Medical Inc.	24,451	5,531
*	Neogen Corp.	131,799	5,289
*	LivaNova plc	65,242	5,230
*	LHC Group Inc.	38,836	4,455
*	Option Care Health Inc.	170,049	4,304
*	Progyny Inc.	84,523	4,291
*	R1 RCM Inc.	164,350	3,915
	Patterson Cos. Inc.	105,857	3,331
*	Haemonetics Corp.	62,556	3,206
*	NuVasive Inc.	63,436	3,049
*	Nektar Therapeutics	225,496	2,539
*	Emergent BioSolutions Inc.	92	4
			284,467
Industrials (19.1%)
*	Trex Co. Inc.	141,531	18,791
*	Builders FirstSource Inc.	254,277	17,657

		Shares	Market Value ($000)
	Nordson Corp.	66,342	16,863
*	Avis Budget Group Inc.	57,983	15,922
	Graco Inc.	208,301	15,183
	Carlisle Cos. Inc.	63,958	14,403
*	Axon Enterprise Inc.	80,592	13,603
	Toro Co.	131,340	13,208
	Regal Rexnord Corp.	83,058	13,131
	Hubbell Inc. Class B	66,716	13,056
	Lennox International Inc.	41,946	12,962
	Tetra Tech Inc.	66,395	12,262
*	AECOM	176,697	12,181
*	Middleby Corp.	68,227	11,918
	Watsco Inc.	40,441	11,837
	Knight-Swift Transportation Holdings Inc. Class A	203,814	11,668
*	Sunrun Inc.	252,671	11,633
*	GXO Logistics Inc.	121,040	11,626
	Owens Corning	126,487	10,731
*	Saia Inc.	32,320	10,704
	ITT Inc.	105,713	9,998
	Lincoln Electric Holdings Inc.	72,926	9,842
	Oshkosh Corp.	84,268	9,067
	Acuity Brands Inc.	43,828	8,825
*	XPO Logistics Inc.	121,043	8,768
	Donaldson Co. Inc.	154,182	8,700
	AGCO Corp.	75,863	8,361
	Woodward Inc.	78,089	8,262
*	IAA Inc.	165,498	7,994
	Landstar System Inc.	46,972	7,917
*	ASGN Inc.	64,916	7,899
	EMCOR Group Inc.	65,963	7,872
	KBR Inc.	172,753	7,601
*	CACI International Inc. Class A	28,895	7,496
*	Colfax Corp.	158,972	7,383
	nVent Electric plc	206,275	7,185
*	MasTec Inc.	70,194	6,470
	MSA Safety Inc.	44,714	6,408
*	Stericycle Inc.	112,723	6,369
	Curtiss-Wright Corp.	50,169	6,312
*	Clean Harbors Inc.	61,413	6,230
	Valmont Industries Inc.	26,019	6,219
*	FTI Consulting Inc.	42,078	6,147
	Simpson Manufacturing Co. Inc.	53,279	6,146
	ManpowerGroup Inc.	66,537	5,964
	Science Applications International Corp.	71,092	5,964
	Crane Co.	61,141	5,903
	Timken Co.	85,136	5,605
	Ryder System Inc.	65,967	5,481
*	Univar Solutions Inc.	209,584	5,430
*	Hexcel Corp.	102,858	5,285
*	JetBlue Airways Corp.	389,931	5,233
	Insperity Inc.	44,076	5,101
	Flowserve Corp.	159,802	4,791
	MSC Industrial Direct Co. Inc. Class A	57,686	4,540
	GATX Corp.	43,581	4,293
	EnerSys	52,187	3,867
*	Kirby Corp.	73,802	3,854
*	Fluor Corp.	173,919	3,845
	Brink's Co.	61,128	3,739

		Shares	Market Value ($000)
	Terex Corp.	85,698	3,632
	Kennametal Inc.	102,651	3,631
*	Dycom Industries Inc.	37,852	3,538
	MillerKnoll Inc.	92,449	3,508
	Werner Enterprises Inc.	75,884	3,423
*	Mercury Systems Inc.	68,946	3,375
	Trinity Industries Inc.	102,395	2,713
*	KAR Auction Services Inc.	146,601	2,198
			557,723
Information Technology (14.3%)
*	SolarEdge Technologies Inc.	64,148	21,025
*	Wolfspeed Inc.	141,667	17,371
	Cognex Corp.	216,865	16,753
*	Lattice Semiconductor Corp.	167,475	12,716
*	First Solar Inc.	121,309	12,568
*	Fair Isaac Corp.	34,834	12,301
*	Synaptics Inc.	43,201	12,193
*	Paylocity Holding Corp.	48,239	12,173
*	Manhattan Associates Inc.	77,782	12,146
*	Aspen Technology Inc.	83,308	12,082
*	Ciena Corp.	190,017	11,445
*	Arrow Electronics Inc.	88,179	10,727
	Jabil Inc.	179,059	10,468
	MKS Instruments Inc.	68,080	10,359
	Azenta Inc.	91,222	10,317
	Genpact Ltd.	212,066	10,236
*	Silicon Laboratories Inc.	49,837	9,781
	Littelfuse Inc.	30,221	9,020
	Concentrix Corp.	52,569	8,726
*	Lumentum Holdings Inc.	93,150	8,083
*	II-VI Inc.	128,719	8,049
*	Coherent Inc.	30,102	7,794
	Universal Display Corp.	53,199	7,610
*	WEX Inc.	55,012	6,955
*	Semtech Corp.	79,651	6,824
	National Instruments Corp.	163,151	6,774
	Vontier Corp.	207,255	6,531
*	NCR Corp.	161,216	6,271
*	Mimecast Ltd.	74,960	6,072
*	Sailpoint Technologies Holdings Inc.	113,991	5,995
*	Teradata Corp.	133,886	5,813
	CDK Global Inc.	149,385	5,772
*	Digital Turbine Inc.	107,331	5,695
	Maximus Inc.	75,409	5,690
*	Cirrus Logic Inc.	70,636	5,664
*	SiTime Corp.	18,148	5,417
*	Qualys Inc.	41,064	5,350
	TD SYNNEX Corp.	51,001	5,277
*	Envestnet Inc.	66,851	5,125
	CMC Materials Inc.	35,868	4,763
	Avnet Inc.	122,134	4,430
*	ACI Worldwide Inc.	144,206	4,202
	Alliance Data Systems Corp.	61,020	4,159
*	Viasat Inc.	89,908	3,982
*	LiveRamp Holdings Inc.	83,390	3,913
*	Blackbaud Inc.	51,612	3,895
*	CommVault Systems Inc.	56,324	3,542
*	Cerence Inc.	46,581	3,502

		Shares	Market Value ($000)
*	Kyndryl Holdings Inc.	219,557	3,469
	Belden Inc.	55,068	3,396
	Vishay Intertechnology Inc.	162,473	3,310
	Xerox Holdings Corp.	168,696	3,107
*	Sabre Corp.	395,911	2,981
*	SunPower Corp.	102,014	2,923
	Amkor Technology Inc.	123,003	2,652
			417,394
Materials (6.0%)
	RPM International Inc.	159,232	14,496
	Steel Dynamics Inc.	237,896	14,226
	Reliance Steel & Aluminum Co.	77,953	11,586
*	Cleveland-Cliffs Inc.	557,975	11,355
	AptarGroup Inc.	80,983	9,685
	Olin Corp.	177,314	9,637
	Royal Gold Inc.	80,472	8,050
	Eagle Materials Inc.	51,393	7,926
	Louisiana-Pacific Corp.	116,837	7,635
	Valvoline Inc.	221,823	7,558
	United States Steel Corp.	331,470	7,495
	Scotts Miracle-Gro Co.	49,994	7,244
	Sonoco Products Co.	120,658	7,014
	Ashland Global Holdings Inc.	69,298	7,004
	Avient Corp.	112,006	6,161
	Chemours Co.	202,584	6,017
	Sensient Technologies Corp.	51,746	5,034
	Commercial Metals Co.	148,010	4,573
	Silgan Holdings Inc.	103,029	4,273
	Cabot Corp.	69,630	3,654
*	Ingevity Corp.	48,510	3,488
	NewMarket Corp.	8,872	2,939
	Minerals Technologies Inc.	41,125	2,701
	Compass Minerals International Inc.	41,858	2,036
	Greif Inc. Class A	32,477	1,971
	Worthington Industries Inc.	40,728	1,954
			175,712
Real Estate (10.2%)
	Camden Property Trust	123,446	20,395
	Medical Properties Trust Inc.	731,011	15,563
*	Jones Lang LaSalle Inc.	62,232	14,619
	CyrusOne Inc.	152,137	13,543
	Life Storage Inc.	96,166	12,707
	Rexford Industrial Realty Inc.	169,122	11,852
	Lamar Advertising Co. Class A	106,427	11,628
	EastGroup Properties Inc.	49,582	10,100
	STORE Capital Corp.	300,247	9,890
	Apartment Income REIT Corp.	192,703	9,782
	First Industrial Realty Trust Inc.	158,508	9,576
	National Retail Properties Inc.	215,611	9,508
	CoreSite Realty Corp.	54,249	9,279
	American Campus Communities Inc.	170,770	8,836
	Kilroy Realty Corp.	128,621	8,300
	Brixmor Property Group Inc.	364,392	8,286
	Omega Healthcare Investors Inc.	293,262	8,194
	Douglas Emmett Inc.	215,318	7,056
	Cousins Properties Inc.	182,435	6,889
	Rayonier Inc.	173,392	6,549

			Shares	Market Value ($000)
		Spirit Realty Capital Inc.	146,135	6,512
		National Storage Affiliates Trust	100,026	6,140
		SL Green Realty Corp.	82,389	5,720
		Healthcare Realty Trust Inc.	178,555	5,592
		Highwoods Properties Inc.	127,845	5,523
		Kite Realty Group Trust	267,979	5,392
		Macerich Co.	261,538	4,933
*		Park Hotels & Resorts Inc.	290,069	4,827
		Physicians Realty Trust	266,870	4,758
		Hudson Pacific Properties Inc.	186,993	4,551
		PotlatchDeltic Corp.	82,312	4,456
		PS Business Parks Inc.	24,688	4,325
		EPR Properties	91,695	4,229
		JBG SMITH Properties	142,540	3,961
		Corporate Office Properties Trust	137,900	3,539
		Sabra Health Care REIT Inc.	271,084	3,505
		Pebblebrook Hotel Trust	161,303	3,379
		Urban Edge Properties	135,175	2,329
				296,223
Utilities (3.1%)
		Essential Utilities Inc.	274,364	12,969
		UGI Corp.	256,463	10,579
		OGE Energy Corp.	245,728	8,433
		MDU Resources Group Inc.	248,425	6,765
		IDACORP Inc.	61,977	6,484
		National Fuel Gas Co.	111,885	6,468
		PNM Resources Inc.	105,224	5,181
		Hawaiian Electric Industries Inc.	134,062	5,093
		Black Hills Corp.	77,931	4,997
		Southwest Gas Holdings Inc.	72,479	4,770
		New Jersey Resources Corp.	118,391	4,355
		ONE Gas Inc.	65,675	4,258
		Spire Inc.	63,452	3,798
		ALLETE Inc.	64,170	3,762
		NorthWestern Corp.	63,300	3,501
				91,413
Total Common Stocks (Cost $2,217,776)				2,914,237
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $8,078)	0.077%	80,781	8,079
Total Investments (100.1%) (Cost $2,225,854)				2,922,316
Other Assets and Liabilities—Net (-0.1%)				(3,508)
Net Assets (100%)				2,918,808
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,256,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,400,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2021	17	4,601	(283)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.